Consolidated Statements of Financial Position - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Current assets
Cash and cash equivalents	$ 246,377	$ 311,810
Other financial assets	4,222,957	2,529,576
Trade receivables, net	3,682,302	1,831,724
Other current assets	1,938,327	1,652,936
Total current assets	10,089,963	6,326,046
Non-current assets
Property and equipment, net	10,457,586	9,600,526
Capital work-in-process	878,103	794,271
Intangible assets and goodwill, net	1,034,184	1,060,228
Intangible assets under development		11,051
Other non-current financial assets	285,523	275,049
Other non-current assets	8,747,601	8,714,907
Deferred tax assets	70,463	103,746
Total non-current assets	21,473,460	20,559,778
Total assets	31,563,423	26,885,824
Current Liabilities
Borrowings	1,728,190	3,889,131
Trade payables	8,430,154	6,802,780
Other financial liabilities	243,655	1,715,060
Employee benefits obligation	209	212
Other current liabilities	3,413,025	2,452,190
Current tax liability	160,266	399,174
Total current liabilities	13,975,499	15,258,547
Non-current liabilities
Borrowings	769,795	10,185
Other financial liabilities	241,951	321,749
Employee benefits obligations	102,322	72,456
Deferred tax liability	494,731	478,359
Total non-current liabilities	1,608,799	882,749
Total liabilities	15,584,298	16,141,296
Commitments and contingencies	7,500,000	8,911,022
EQUITY
Equity share capital	538,996	375,766
Other equity	12,425,098	7,830,284
Equity attributable to equity holders of the Company	12,964,094	8,206,050
Non-controlling interest	3,015,031	2,538,478
Total equity	15,979,125	10,744,528
Total liabilities and equity	$ 31,563,423	$ 26,885,824